Operating Lease Liabilities	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Operating Lease Liabilities
13. Operating Lease Liabilities

The Company’s unaudited condensed consolidated balance sheet includes a right-of-use (“ROU”) asset and a corresponding liability for operating lease contracts where the Company is a lessee. The discount rate used to measure the lease liability presented on the Company’s unaudited condensed consolidated balance sheet is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.

The liabilities described below are for the Company’s offices in London, Gdynia, Copenhagen and Houston which are denominated in various currencies. At June 30, 2025, the weighted average discount rate across the four leases was 3.5% (December 31, 2024: 3.3%).

At June 30, 2025, based on the remaining lease liabilities, the weighted average remaining operating lease term was 1.81 years (December 31, 2024: 3.12 years).

Under ASC 842, the ROU asset is a non-monetary asset and is remeasured into the Company’s reporting currency using the exchange rate for the applicable currency as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using current exchange rates, with changes recognized in a manner consistent with other foreign currency-denominated liabilities within general and administrative expenses in the consolidated statements of comprehensive income.
A maturity analysis of the annual undiscounted cash flows of the Company’s operating lease liabilities as of June 30, 2025 and December 31, 2024, is presented in the following table:

	December 31, 2024	June 30, 2025
	(in thousands)
One year	$1,314	$742
Two years	1,138	1,290
Three years	1,342	1,515
Four years	92	139
Five years	23	25
Total undiscounted operating lease commitments	3,909	3,711
Less: discount adjustment	(155)	(135)
Total operating lease liabilities	3,754	3,576
Less: current portion	(1,180)	(1,289)
Operating lease liabilities, non-current portion	$2,574	$2,287